Related Parties - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
L.S.A. Life Sciences Accelerator Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage	20.74%	24.30%
MEDX Ventures Group LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage	14.94%	12.16%
Manage consulting service	$ 17,000	$ 17,000
The Technician Research And Development Foundation Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage	13.90%	15.88%